Drinker Biddle & Reath LLP
                          One Logan Square
                       18th and Cherry Streets
                      Philadelphia, PA  19103


November 5, 2002


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

RE:		First Pacific Mutual Fund, Inc.
		File Nos. (33-23452/811-05631)

Ladies and Gentlemen:

		On behalf of First Pacific Mutual Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectus and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Registrant's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #19"), which was filed on October 3, 2002; and (ii) the text of PEA #19 has been filed electronically.

		The Prospectus and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are: (1) Prospectus dated October 14, 2002 for the
Hawaii Municipal Fund Institutional Class; and (2) Statement of
Additional Information dated October 14, 2002 for the Hawaii Municipal Fund and Hawaii Intermediate Fund.

		Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2728.




Sincerely yours,
/s/ Michael Dresnin
Michael Dresnin

MD:ss


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